UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4767

HERITAGE GROWTH AND INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Item 1. Schedule of Investments

Heritage Growth and Income Trust
Investment Portfolio
July 31, 2007
(unaudited)

			% of net
	Shares	Value	assets
Common stocks
Domestic
Agriculture
Altria Group, Inc.	61,600	$4,094,552	3.1%
Airlines
JetBlue Airways Corporation*	210,900	2,077,365	1.6%
Banks
Bank of America Corporation	36,360	1,724,191	1.3%
U.S. Bancorp	69,400	2,078,530	1.6%
Wachovia Corporation	56,100	2,648,481	2.0%
Chemicals
Air Products & Chemicals Inc.	45,000	3,886,650	3.0%
Commercial services
Macquarie Infrastructure Company LLC	49,300	1,961,647	1.5%
Diversified manufacturer
General Electric Company	129,000	5,000,040	3.8%
Reddy Ice Holdings, Inc.	81,900	2,436,525	1.9%
Electric
Dominion Resources, Inc.	31,300	2,636,086	2.0%
Entergy Corporation	25,000	2,499,000	1.9%
Financial services
AllianceBernstein Holding LP	29,500	2,475,640	1.9%
Citigroup Inc.	50,300	2,342,471	1.8%
Freddie Mac	56,400	3,230,028	2.5%
The Blackstone Group LP*	89,900	2,158,499	1.6%
Food
Kraft Foods Inc., Class A	81,728	2,676,592	2.0%
Healthcare services
WellPoint, Inc.*	42,400	3,185,088	2.4%
Mining
Freeport-McMoRan Copper & Gold Inc.	39,500	3,712,210	2.8%
Southern Copper Corporation	26,574	2,995,156	2.3%
Oil & gas
Chevron Corporation	54,800	4,672,248	3.5%
Diamond Offshore Drilling, Inc.	33,500	3,456,530	2.6%
Pharmaceuticals
Wyeth	70,300	3,410,956	2.6%
Semiconductors
Intel Corporation	190,900	4,509,058	3.4%
Software
Microsoft Corporation	135,500	3,928,145	3.0%
Telecommunications
Motorola,Inc.	165,400	2,810,146	2.1%
Total domestic (cost $65,122,914)		76,605,834	58.2%
Foreign (a)
Banks
Banco Bilbao Vizcaya Argentaria SA	135,500	3,312,518	2.5%
Lloyds TSB Group PLC	183,800	2,062,470	1.6%
Electric
Algonquin Power Income Fund	165,800	1,349,381	1.0%
Entertainment
OPAP SA	96,645	3,345,584	2.5%
Financial services
Bolsas y Mercados Espanoles	38,300	2,133,290	1.6%
GMP Capital Trust	69,200	1,484,778	1.1%
Hong Kong Exchanges and Clearing Ltd.	133,000	2,174,314	1.7%
Food
Fu Ji Food and Catering Services Holdings Ltd.	850,000	2,432,840	1.9%
Oil & gas
Canadian Oil Sands Trust	97,500	2,974,994	2.3%
Pharmaceuticals
Novartis AG, Sponsored ADR	43,400	2,341,430	1.8%
Telecommunications
France Telecom SA	119,100	3,198,680	2.4%
Nokia Oyj	121,400	3,474,328	2.6%
Telefonica, SA	237,200	5,540,470	4.2%
Vodafone Group PLC	887,535	2,694,147	2.1%
Total foreign (cost $32,032,670)		38,519,224	29.3%
Total common stocks (cost $97,155,584)		115,125,058	87.5%
Preferred stocks
Financial services
Merrill Lynch & Co. Inc., 6.01%	60,000	1,494,600	1.1%
Total preferred stocks (cost $1,500,000)		1,494,600	1.1%

	Principal		% of net
Convertible bonds	amount	Value	assets
Pharmaceuticals
Cubist Pharmaceuticals Inc., 2.25%, 06/15/13	$2,400,000	$2,349,000	1.8%
Telecommunications
Level 3 Communications Inc., 6.0%, 03/15/10	3,000,000	2,790,000	2.1%
Total convertible bonds (cost $4,627,130)		5,139,000	3.9%
Total investment portfolio excluding
repurchase agreement (cost $103,282,714)		121,758,658	92.5%
Repurchase agreement
Repurchase agreement with Fixed Income
Clearing Corporation, dated July 31, 2007 @
4.95% to be repurchased at $9,627,324 on
August 1, 2007, collateralized by
$6,915,000 United States Treasury Bonds,
10.625% due August 15, 2015 (market value
$9,919,593 including interest) (cost $9,626,000)		9,626,000	7.3%

Total investment portfolio (cost $112,908,714) (b)		131,384,658	99.8%
Other assets and liabilities, net,		251,518	0.2%
Net assets		$131,636,176	100.0%
____________________
*Non-income producing security.
(a)U.S. dollar denominated.
(b)The aggregate identified cost for federal income tax
purposes is substantially the same. Market value includes
net unrealized appreciation of $18,475,944 which consists
of aggregate gross unrealized appreciation for all
securities in which there is an excess of market value over
tax cost of $22,828,000 and aggregate gross unrealized
depreciation for all securities in which there is an excess
of tax cost over market value of $4,352,056.

ADR-American depository receipt

NOTE 1 | Organization and investment objective Heritage Growth and Income Trust (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund primarily seeks long-term capital appreciation and, secondarily, seeks current income.

Class offerings The Fund currently offers Class A and Class C shares to the public.

•

Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase.  Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

Class B shares An additional class of shares outstanding in the Fund, Class B shares, is no longer available for purchase. On March 30, 2007, all remaining Class B shares converted over to Class A shares. The conversion from Class B shares was not a taxable event and all shareholders, as of the conversion date, were not charged a CDSC. After the conversion, there were no Class B shares outstanding in the Fund.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of each Fund’s shares is based on the Fund’s net asset value per share. Each Fund determines the net asset value of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change f rom time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Fund. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Fixed income securities Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

•

Foreign securities If market quotations from a pricing source are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Heritage relies on a screening process from a fair valuation vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not reliable and does not reflect the current market value as of the close of the NYSE. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the time of the Fund’s net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

•

Short-term securities The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Foreign currency transactions The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on tran slation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

Forward foreign currency contracts The Fund is authorized to enter into forward foreign currency contracts. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, the gain or loss is realized. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Growth and Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE GROWTH AND INCOME TRUST

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

September 28, 2007

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

September 28, 2007

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer